Shareholder Report, Holdings (Details) - C000256040 [Member]	Dec. 31, 2024
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%